Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Cash flows from operating activities:
Consolidated net income	$ 17,099	$ 16,695	$ 17,756
Income from discontinued operations, net of income taxes	(285)	(144)	(52)
Income from continuing operations	16,814	16,551	17,704
Adjustments to reconcile consoliated net income to net cash provided by operating activities:
Depreciation and amortization	9,173	8,870	8,478
Deferred income taxes	(503)	(279)	(133)
Other operating activities	785	938	602
Changes in certain assets and liabilities, net of effects of acquisitions:
Receivables, net	(569)	(566)	(614)
Inventories	(1,229)	(1,667)	(2,759)
Accounts payable	2,678	531	1,061
Accrued liabilities	1,249	103	271
Accrued income taxes	166	(1,224)	981
Net cash provided by operating activities	28,564	23,257	25,591
Cash flows from investing activities:
Payments for property and equipment	(12,174)	(13,115)	(12,898)
Proceeds from the disposal of property and equipment	570	727	532
Proceeds from the disposal of certain operations	671	0	0
Other investing activities	(192)	(138)	(271)
Net cash used in investing activities	(11,125)	(12,526)	(12,637)
Cash flows from financing activities:
Net change in short-term borrowings	(6,288)	911	2,754
Proceeds	5,174	7,072	211
Payments of long-term debt	(3,904)	(4,968)	(1,478)
Dividends paid	(6,185)	(6,139)	(5,361)
Purchase of Company stock	(1,015)	(6,683)	(7,600)
Dividends paid to noncontrolling interest	(600)	(426)	(282)
Purchase of noncontrolling interest	(1,844)	(296)	(132)
Other financing activities	(409)	(260)	(58)
Net cash used in financing activities	(15,071)	(10,789)	(11,946)
Effect of exchange rates on cash and cash equivalents	(514)	(442)	223
Net increase (decrease) in cash and cash equivalents	1,854	(500)	1,231
Cash and cash equivalents at beginning of year	7,281	7,781	6,550
Cash and cash equivalents at end of year	9,135	7,281	7,781
Supplemental disclosure of cash flow information:
Income taxes paid	8,169	8,641	7,304
Interest paid	$ 2,433	$ 2,362	$ 2,262